Share capital - Summary of Outstanding Common Shares (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NUMBER OF SHARES
Shares issued under employee stock option plan (in shares)	306,139	2,952,992
Unclaimed shares (in shares)	(11,408)	(23,624)
Shares issued under employee stock option plan	$ 18	$ 171
Common shares
NUMBER OF SHARES
Stated capital beginning of period	20,840
Stated capital end of period	$ 20,859	$ 20,840
Issued capital | Common shares
NUMBER OF SHARES
Number of shares beginning of period (in shares)	911,982,866	909,018,871
Shares issued for deferred plan (in shares)	843	11,003
Shares issued under employee stock option plan (in shares)	306,139	2,952,992
Unclaimed shares (in shares)	(15,303)	0
Number of shares end of period (in shares)	912,274,545	911,982,866
Stated capital beginning of period	$ 20,840	$ 20,662
Shares issued under deferred share plan	0	1
Shares issued under employee stock option plan	19	177
Unclaimed shares	0	0
Stated capital end of period	$ 20,859	$ 20,840